Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0
Amortization expense	25,800,000	$ 23,800,000	$ 24,300,000
Modular
Indefinite-lived Intangible Assets [Line Items]
Accumulated impairment loss	$ 792,800,000